Exhibit 99.1

grant thornton llp 4695 MacArthurt Court, Suite 1600 Newport Beach, CA 92660	REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

D 949 553 1600 F 949 553 0168
Board of Directors and Management of EJF CDO Manager LLC, TruPS Financials Note Securitization 2022-1 and BofA Securities, Inc.:
We have performed the procedures enumerated below, on certain information with respect to attributes of EJF CDO Manager LLC.’s (the “Company”) trust preferred securities as of June 30, 2022 (the “Subject Matter”) solely for the purpose of assisting the Company in connection with a proposed offering of certain classes of notes (the “Securitization Transaction”) to be issued by TruPS Financials Note Securitization 2022-1 (the “Issuer”). The Company is responsible for the data file accurately representing the information included in the underlying asset documents and the disclosed assumptions and methodologies.

The Company has agreed to and acknowledged that the procedures performed are appropriate to meet the intended purpose of assisting specified parties in evaluating the Subject Matter. This report may not be suitable for any other purpose. Additionally, the Issuer and BofA Securities, Inc. have agreed to and acknowledged that the procedures performed are appropriate for their purposes. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes.

Consequently, we make no representation regarding the appropriateness of the procedures enumerated below either for the purpose for which this report has been requested or for any other purpose.

The procedures we performed on the escrow deposits and escrow portfolio and our findings are as follows. For the purposes of our procedures, we were instructed by the Company that (i) differences of less than or equal to $1.00, 0.01 (numbers and years) or 0.01%, as applicable, were deemed to be in agreement and (ii) for “Maturity” differences of less than or equal to 30 days were deemed to be in agreement.

Unless otherwise indicated, the following are defined for the purposes of our procedures:

●
the phrase “compared” means we checked the information for agreement between sources, with any findings being reported unless a deviation tolerance is otherwise noted. If applicable, such compared amounts and percentages are deemed to be in agreement if differences were attributable to rounding.

●
the phrase “recomputed” means, if applicable, we recalculated the number through mathematical calculation using the applicable information in the Data File as the inputs, with any findings being reported unless a deviation tolerance is otherwise noted. If applicable, such recomputed amounts and percentages are deemed to be in agreement if differences were attributable to rounding.

GT.COM	Grant Thornton LLP is the U.S. member firm of Grant Thornton International Ltd (GTIL). GTIL and each of its member firms are separate legal entities and are not a worldwide partnership.

●
the phrase “Source Documents” means a record containing details of a particular transaction or characteristic. Source Documents include S&P Capital IQ, AM Best Website, broker position reports, security agreements, and S&P SNL (Global Market Intelligence).

Due diligence agreed-upon procedures
On August 4, 2022, the Company provided us with a computer readable data file (the “Initial Closing Date Collateral Data File”) containing certain characteristics of the underlying securities (the “Securities”) expected to be populated on Annex A of the Offering Memorandum. The Company provided us with periodic updates received up to and including August 12, 2022 (together with the “Initial Closing Date Collateral Date File”, the “Closing Date Collateral Data File”). We performed the procedures indicated below on the Securities.

For each of the Assets listed on Appendix A, we performed comparisons from the Closing Date Collateral Data File, for certain Asset characteristics listed in Exhibit 1, to information from the Source Documents.

Exhibit 1 Characteristics:

Number	Characteristic	Source Document (listed in order of application)
1	Operating Company	S&P Capital IQ, S&P Global Market Intelligence
2	Holding Company	S&P Capital IQ, S&P Global Market Intelligence
3	Type of Company	S&P Capital IQ, S&P Global Market Intelligence
4	Type of Collateral Obligation	Security agreements
5	Principal Balance ($)	Broker position reports
6	Reference Rate	Security agreements
7	Spread	Security agreements
8	Maturity	Security agreements
9	Fixed Coupon Rate	Security Agreements
10	Flip Date	Security Agreements
11	A.M. Best's Financial Strength Rating of the Operating Company	A.M. Best website

The Company instructed us to use the following methodology:

We compared Characteristics 1 through 4 and 6 through 11 (as set forth in the Closing Date Collateral Data File) to the corresponding information set forth in the provided Source Documents.

Characteristic 4 was categorized into one of two results, (1) Sub Debt and (2) TruPS.  Categorization (2) TruPS, was determined by the inclusion of the word “Junior” in either (i) the opening page of the Source Document or (ii) in the definition of Notes or Debentures.

Characteristic 5 was recalculated by adding all principal balance amount(s) for each of the Assets as set forth in the related Source Documents.  Such recalculated amount was then compared to the Closing Date Collateral Data File, and is deemed to be in agreement if equal to or Greater than the amount in the Closing Date Collateral Data File.

Characteristic 10 is only applicable to securities that were listed as “Sub Debt” under Characteristic 4.

Characteristic 11 is only applicable to securities that were listed as “Insurance” under Characteristic 3.

We noted no unresolved discrepancies, between the Closing Date Collateral Data File and the Source Documents.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the Subject Matter. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

Our agreed-upon procedures engagement was not conducted for the purpose of the following:

●	Addressing the conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria, or other requirements;
●	Addressing the value of collateral securing any such assets being securitized;
●	Addressing the compliance of the originator of the assets with federal, state, and local laws and regulations;
●	Satisfying any criteria for due diligence published by a Nationally Recognized Statistical Rating Organization (“NRSRO”);
●
Addressing any other factor or characteristic of the assets that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions; including but not limited to whether the characteristics have implications on the future performance of the assets, underwritten value of the assets, credit quality of the assets, likelihood of return to investors or any other implications related to the assets or the related asset-backed securities;
●	Forming any conclusions; or
●	Any other terms or requirements of the transaction that do not appear in this report.

We are required to be independent of the Company and to meet our other ethical responsibilities in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Company, the Issuer, and BofA Securities, Inc. It is not intended to be, and should not be, used by anyone other than these specified parties, including investors and rating agencies, who are not identified as specified parties but who may have access to this report as required by law or regulation.

/s/ Grant Thornton LLP

Newport Beach, California
August 26, 2022

Appendix A

Appendix A

Operating Company	Holding Company	Type of Company	Type of Collateral Obligation	Principal Balance	CUSIP	Maturity	Fixed Coupon	Spread	Reference Rate	Flip Date	Fixed/Float
PacWest Bancorp	Pacific Western Bank	Bank	TruPS	$10,000,000	31985MAA3	9/15/2033		3.05%	3M LIBOR	n/a	Float
Arrow Financial Corporation	Glens Falls National Bank and Trust Company	Bank	TruPS	$10,000,000	04273XAA7	7/23/2033		3.15%	3M LIBOR	n/a	Float
BankSouth Holding Company	BankSouth	Bank	TruPS	$5,000,000	06651TAA3	9/23/2033		3.15%	3M LIBOR	n/a	Float
C&F Financial Corporation	Citizens and Farmers Bank	Bank	TruPS	$10,000,000	12466XAA7	12/15/2037		3.15%	3M LIBOR	n/a	Float
Cathay General Bancorp	Cathay Bank	Bank	TruPS	$8,450,000	14915WAA2	6/30/2033		3.15%	3M LIBOR	n/a	Float
Independent Bank Group, Inc.	Independent Bank	Bank	TruPS	$2,250,000	151296AA8	4/15/2034		2.65%	3M LIBOR	n/a	Float
First Interstate BancSystem, Inc.	First Interstate Bank	Bank	TruPS	$10,000,000	30248JAA5	12/15/2037		2.40%	3M LIBOR	n/a	Float
Mercantile Bank Corporation	Mercantile Bank	Bank	TruPS	$10,000,000	33765TAA0	10/18/2034		1.99%	3M LIBOR	n/a	Float
Flagstar Bancorp, Inc.	Flagstar Bank, FSB	Bank	TruPS	$2,670,000	338474AA7	3/19/2038		3.25%	3M LIBOR	n/a	Float
Citizens Banking Corporation	Citizens Bank and Trust	Bank	TruPS	$3,000,000	359330AA5	4/14/2034		2.90%	3M LIBOR	n/a	Float
Lakeland Bancorp, Inc.	Lakeland Bank	Bank	TruPS	$11,000,000	511631AA1	6/30/2033		3.10%	3M LIBOR	n/a	Float
The National Bank of Indianapolis Corporation	The National Bank of Indianapolis	Bank	TruPS	$7,000,000	632588AA7	9/15/2033		3.00%	3M LIBOR	n/a	Float
National Consumer Cooperative Bank	National Cooperative Bank, N.A.	Bank	TruPS	$8,400,000	628809AA3	1/7/2034		2.90%	3M LIBOR	n/a	Float
North State Bancorp	North State Bank	Bank	TruPS	$5,000,000	662630AA0	12/15/2037		2.75%	3M LIBOR	n/a	Float
WesBanco, Inc.	WesBanco Bank, Inc.	Bank	TruPS	$8,000,000	67134AAA3	10/18/2034		2.30%	3M LIBOR	n/a	Float
Heartland Financial USA, Inc.	Wisconsin Bank & Trust	Bank	TruPS	$3,000,000	67699AAA0	6/30/2032		3.65%	3M LIBOR	n/a	Float
Bank OZK	Bank OZK	Bank	TruPS	$9,000,000	692618AA9	9/29/2033		2.90%	3M LIBOR	n/a	Float
Purdy Bancshares, Inc.	First State Bank of Purdy	Bank	TruPS	$2,250,000	746193AA9	4/28/2034		4.00%	3M LIBOR	n/a	Float
QCR Holdings Inc.	Quad City Bank and Trust Company	Bank	TruPS	$8,000,000	74729QAA5	2/18/2034		2.85%	3M LIBOR	n/a	Float
Horizon Bancorp, Inc.	Horizon Bank	Bank	TruPS	$10,030,000	794724AA2	10/17/2033		2.95%	3M LIBOR	n/a	Float
Midcountry Acquisition Corp.	MidCountry Bank	Bank	TruPS	$4,000,000	86799AAB7	10/7/2032		3.65%	3M LIBOR	n/a	Float
M&T Bank Corporation	Wilmington Trust, National Association	Bank	TruPS	$10,000,000	8428739A1	4/24/2033		3.25%	3M LIBOR	n/a	Float
Umpqua Holdings Corporation	Umpqua Bank	Bank	TruPS	$1,000,000	859164AA3	5/15/2033		3.15%	3M LIBOR	n/a	Float
TransPecos Financial Corp.	TransPecos Banks, SSB	Bank	TruPS	$4,000,000	87999AAG2	6/30/2032		3.65%	3M LIBOR	n/a	Float
Atlantic Union Bankshares Corporation	Atlantic Union Bank	Bank	TruPS	$10,340,000	918207AA9	3/18/2034		2.73%	3M LIBOR	n/a	Float
West Bancorporation, Inc.	West Bank	Bank	TruPS	$11,000,000	951233AA3	7/18/2033		3.05%	3M LIBOR	n/a	Float
Wintrust Financial Corporation	Lake Forest Bank & Trust Company, National Association	Bank	TruPS	$9,000,000	97650XAA4	12/8/2033		2.80%	3M LIBOR	n/a	Float
Woodforest Financial Group, Inc.	Woodforest National Bank	Bank	TruPS	$1,000,000	97942WAA4	12/4/2033		2.90%	3M LIBOR	n/a	Float
Independent Bank Group, Inc.	Independent Bank	Bank	TruPS	$5,000,000	44999ALX4	4/24/2033		3.25%	3M LIBOR	n/a	Float
Northwest Bancshares, Inc.	Northwest Bank	Bank	TruPS	$5,000,000	91379VAA1	10/7/2035		1.69%	3M LIBOR	n/a	Float
Seacoast Banking Corporation of Florida	Seacoast National Bank	Bank	TruPS	$3,900,000	78403FAA3	6/30/2035		1.75%	3M LIBOR	n/a	Float
Plumas Bancorp	Plumas Bank	Bank	TruPS	$6,000,000	7299699Z0	9/26/2032		3.40%	3M LIBOR	n/a	Float
Midland States Bancorp, Inc.	Midland States Bank	Bank	Sub Debt	$1,000,000	597742AD7	10/15/2027	6.25%	4.23%	3M LIBOR	10/15/2022	Fixed/Float
The First Bancshares, Inc.	The First Bank	Bank	Sub Debt	$5,000,000	318916AB9	5/1/2033	6.40%	3.39%	3M LIBOR	5/1/2028	Fixed/Float
Freedom Bancorp, Inc.	Freedom Bank	Bank	Sub Debt	$3,000,000	35634AAA5	7/1/2028	6.50%	3.61%	3M LIBOR	6/30/2023	Fixed/Float
SVB & T Corporation	Springs Valley Bank & Trust Company	Bank	Sub Debt	$2,500,000	784866AA3	7/31/2028	6.45%	3.54%	3M LIBOR	7/31/2023	Fixed/Float
First Savings Financial Group, Inc.	First Savings Bank	Bank	Sub Debt	$4,000,000	33621EAB5	9/30/2028	6.03%	3.10%	3M LIBOR	9/30/2023	Fixed/Float
Capital Funding Bancorp, Inc.	CFG Community Bank	Bank	Sub Debt	$2,000,000	14017RAE2	12/1/2028	6.75%	3.55%	3M LIBOR	12/1/2023	Fixed/Float
Embassy Bancshares, Inc.	Embassy National Bank	Bank	Sub Debt	$2,500,000	29079UAA6	12/3/2028	7.50%	4.51%	3M LIBOR	12/3/2023	Fixed/Float
Business First Bancshares, Inc.	b1Bank	Bank	Sub Debt	$4,000,000	12326CAA3	12/31/2033	6.75%	3.69%	3M LIBOR	12/31/2028	Fixed/Float
BCI Financial Group, Inc.	City National Bank of Florida	Bank	Sub Debt	$5,000,000	30151VAB1	1/7/2029	6.50%	N/A	N/A	n/a	Fixed
GrandSouth Bancorporation	GrandSouth Bank	Bank	Sub Debt	$2,000,000	386627AB9	11/30/2028	6.50%	3.43%	3M LIBOR	11/30/2023	Fixed/Float
First Federal Bancorp, Inc.	First Federal Bank	Bank	Sub Debt	$3,000,000	32023FAA0	12/27/2028	6.13%	3.27%	3M LIBOR	12/27/2023	Fixed/Float
Sword Financial Corporation	Horicon Bank	Bank	Sub Debt	$2,500,000	871104AA3	12/27/2028	6.50%	3.76%	3M LIBOR	12/27/2023	Fixed/Float
N.B.C. Bancshares in Pawhuska, Inc.	Blue Sky Bank	Bank	Sub Debt	$5,000,000	62877HAA0	9/1/2028	6.95%	4.05%	3M LIBOR	9/1/2023	Fixed/Float
Quaint Oak Bancorp, Inc.	Quaint Oak Bank	Bank	Sub Debt	$3,500,000	74732TAA4	12/31/2028	6.50%	3.75%	3M LIBOR	12/31/2023	Fixed/Float
The Victory Bancorp, Inc.	The Victory Bank	Bank	Sub Debt	$1,500,000	92644GAA1	3/14/2029	6.50%	3.90%	3M LIBOR	3/14/2024	Fixed/Float

Appendix A

TriCo Bancshares	Tri Counties Bank	Bank	Sub Debt	4000000	92007LAA1	47206	0.06	0.035	3M LIBOR	3/29/2024	Fixed/Float
Private Bancorp of America, Inc.	CalPrivate Bank	Bank	Sub Debt	3000000	74274FAC4	47233	0.06	0.034	3M LIBOR	4/25/2024	Fixed/Float
Century Financial Services Corporation	Century Bank	Bank	Sub Debt	6250000	15652PAA1	47232	0.0645	0.04	3M LIBOR	4/24/2024	Fixed/Float
United Bancorp, Inc.	Unified Bank	Bank	Sub Debt	2500000	909911AA7	47253	0.06	0.036	3M LIBOR	5/15/2024	Fixed/Float
Morris State Bancshares, Inc.	Morris Bank	Bank	Sub Debt	2000000	618304AA7	47223	0.0625	0.041	3M LIBOR	4/15/2024	Fixed/Float
Banterra Corp	Banterra Bank	Bank	Sub Debt	3750000	06682YAB3	47276	0.06	0.041	3M LIBOR	6/7/2024	Fixed/Float
Reeves Bancshares, Inc.	Cattlemens Bank	Bank	Sub Debt	2000000	75851LAB1	47281	0.06625	0.047	3M LIBOR	6/12/2024	Fixed/Float
Florida Bancshares, Inc.	First National Bank of Pasco	Bank	Sub Debt	3500000	340547AA6	47329	0.065	0.047	3M LIBOR	7/30/2024	Fixed/Float
The National Bank of Indianapolis Corporation	The National Bank of Indianapolis	Bank	Sub Debt	2500000	633717AA1	47376	0.055	0.042	3M LIBOR	9/15/2024	Fixed/Float
First Gothenburg Bancshares, Inc.	First State Bank	Bank	Sub Debt	2750000	31990HAA7	47393	0.06125	0.046	3M LIBOR	10/2/2024	Fixed/Float
Nebraska Bankshares, Inc.	First State Bank	Bank	Sub Debt	1500000	639569AA0	47393	0.06625	0.051	3M LIBOR	10/2/2024	Fixed/Float
Forbright, Inc.	Forbright Bank	Bank	Sub Debt	4500000	20727PAE4	47453	0.0575	0.044	3M SOFR	12/1/2024	Fixed/Float
Community Heritage Financial, Inc.	Middletown Valley Bank	Bank	Sub Debt	2500000	20370LAA1	47421	0.0575	0.044	3M LIBOR	10/30/2024	Fixed/Float
First Carolina Financial Services, Inc.	First Carolina Bank	Bank	Sub Debt	4000000	31943FAA9	47458	0.055	0.039	3M LIBOR	12/6/2024	Fixed/Float
M1 Bancshares, Inc.	M1 Bank	Bank	Sub Debt	2500000	55316UAA4	47472	0.0575	0.041	3M LIBOR	12/20/2024	Fixed/Float
PB Financial Corporation	Providence Bank	Bank	Sub Debt	2000000	69290NAA1	47498	0.05375	0.037	3M LIBOR	1/15/2025	Fixed/Float
BMC Bancshares, Inc.	Titan Bank, N.A.	Bank	Sub Debt	3000000	05559TAA8	47573	0.06	0.044	3M LIBOR	3/31/2025	Fixed/Float
Woodlands Financial Services Company	Woodlands Bank	Bank	Sub Debt	2000000	979685AA2	47573	0.0575	0.043	3M LIBOR	3/31/2025	Fixed/Float
United Community Banks, Inc.	United Community Bank	Bank	Sub Debt	1500000	75956BAC5	47467	0.05125	0.038	3M SOFR	12/15/2024	Fixed/Float
Wintrust Financial Corporation	Wintrust Bank, National Association	Bank	TruPS	9000000	97699ACH0	48676		0.033	3M LIBOR	n/a	Float